Registration No. 333-72913

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 11	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐

Amendment No.	☐

(Check appropriate box or boxes.)

NML VARIABLE ANNUITY ACCOUNT A

(Exact Name of Registrant)

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

(Name of Depositor)

720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202 (Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code 414-271-1444

ROBERT J. BERDAN, Vice President, General Counsel and Secretary

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Copy to:

Michael J. Mazza, Counsel

The Northwestern Mutual Life Insurance Company

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

414-665-2052

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate space)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on August 22, 2005 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (DATE) pursuant to paragraph (a)(1) of Rule 485

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Flexible Payment Variable Annuity Contracts

The Prospectus included in Part A, the Statement of Additional Information included in Part B (including the portions of the financial statements of the Registrant and of the Depositor provided therewith), and the Other Information included in Part C (other than the Consent of PricewaterhouseCoopers LLP dated April 26, 2005) of Post-Effective Amendment No. 9 under the Securities Act of 1933 filed under Rule 485(b) and effective on April 29, 2005 (“Prior Post-Effective Amendment”), are incorporated into this Post-Effective Amendment and, except as otherwise provided herein, the Prior Post-Effective Amendment is not superseded.

SUPPLEMENT

Dated August 22, 2005

to

Prospectus Dated April 29, 2005

FLEXIBLE PAYMENT VARIABLE ANNUITY

Issued by

The Northwestern Mutual Life Insurance Company

and

NML Variable Annuity Account A

This Supplement amends the April 29, 2005 Prospectus for the Flexible Payment Variable Annuity issued through NML Variable Annuity Account A (“Separate Account”) (the “Contract Prospectus”). The terms used in this Supplement have the same meanings as in the Contract Prospectus unless otherwise noted. This Supplement is not valid unless accompanied by the Contract Prospectus. Please read this Supplement, the Contract Prospectus and the prospectuses for the mutual funds corresponding to the divisions of the Separate Account carefully before you invest.

The guaranteed accounts available for allocation of net purchase payments and Contract values under Back Load Contracts issued on or after the date of this Supplement include a new multi-year guaranteed account, the Guaranteed Interest Fund 8.

The following replaces the disclosure beginning on page 31 of the Contract Prospectus under “The Guaranteed Interest Fund.”

The Guaranteed Accounts

General During the Accumulation phase of your Contract, you may invest on a fixed basis in the following guaranteed accounts of different durations (“Guaranteed Accounts”), provided they are available in your state: the Guaranteed Interest Fund 1 (“GIF 1”) (formerly referred to as the “Guaranteed Interest Fund”) and the Guaranteed Interest Fund 8 (“GIF 8”). To find out if a Guaranteed Account is available in your state, please contact your Northwestern Mutual Financial Representative or call 1-888-455-2232.

GIF 1 is available for investment under both Front Load and Back Load Contracts. GIF 8 is only available under Back Load Contracts. Guaranteed Accounts are not available after annuitization. We reserve the right to discontinue offering all Guaranteed Accounts or a Guaranteed Account of a particular duration. We also reserve the right to offer additional multi-year Guaranteed Accounts from time to time.

You may make an initial investment in a Guaranteed Account by applying all or part of a net purchase payment or an amount transferred from divisions of the Separate Account or another Guaranteed Account. Subject to the limitations described below, you may make additional investments in GIF 1 at any time prior to the maturity date of the Contract. Additional investments in GIF 8 are not permitted without our consent. Currently, we permit additional investments in GIF 8 that represent proceeds from Internal Revenue Code Section 1035 exchanges or rollovers, provided you inform us at the time of your initial investment in the Contract and they are received by us within 90 days thereafter. Interest will accrue on those proceeds from date of receipt, but they will be treated for all other purposes the same as your initial investment. Subject to this limited exception, if you direct us to make additional investments in GIF 8, they will be invested in the Money Market Division.

Interest is credited and compounded daily on amounts you invest in a Guaranteed Account at a rate that we declare (“Declared Rate”) for a guaranteed period that we specify (“Guaranteed Period”). The Declared Rate will not be less than a minimum guaranteed annual effective rate of 1% (or a higher rate if required by applicable state law). We also guarantee that the cash value of your investment in the Guaranteed Accounts will not be less than a minimum amount determined by a formula that complies with applicable state insurance nonforfeiture law. For GIF 1, the Declared Rate will be effective for a Guaranteed Period equal to the shorter of the period twelve months from the end of the month of the effective date of the investment or the period remaining until the maturity date of the Contract. For GIF 8, the Declared Rate will be effective for a Guaranteed Period ending eight years from the effective date; provided, however, an investment in GIF 8 is not permitted if the Guaranteed Period would extend beyond the maturity date of the Contract.

Upon expiration of a Guaranteed Period for GIF 1, we will apply a new Declared Rate for a new one-year Guaranteed Period. Upon expiration of a Guaranteed Period for GIF 8, any amounts remaining in that Guaranteed Account will be transferred to the Money Market Division of the Separate Account unless you instruct us otherwise.

The effective date of an investment in a Guaranteed Account is determined in the same manner that the effective date for an investment in the divisions of the Separate Account is determined.

Guaranteed Account Investment Minimums and Maximums Guaranteed Accounts are subject to certain investment minimums and maximums in addition to those described under “Purchase Payments under the Contracts – Amount and Frequency” on page 26 of the Contract Prospectus. Amounts that are applied to GIF 8 are subject to an investment minimum of $10,000, unless we consent to a lesser amount. We also limit the maximum amount that may be invested in the Guaranteed Accounts. Without our prior consent, no investment may cause the Accumulation Value of all Guaranteed Accounts (the sum of all applied amounts and credited interest, less fees and any amounts transferred or withdrawn) to exceed a maximum amount we specify in the Contract. For Contracts currently being issued, the maximum amount specified in the Contract is $100,000 ($50,000 for Contracts issued with a guaranteed minimum Declared Rate of 3%). However, our current practice (which we may change at any time without notice to you) is to permit a maximum amount of up to $1 million ($250,000 for Contracts issued in New York), other than for (i) Contracts issued in New Jersey (where exceptions to the Contract maximum amount are not permitted) and (ii) Contracts issued with a guaranteed minimum Declared Rate of 3%. To the extent that an investment causes these maximum amounts to be exceeded, the excess amount would be invested in the Money Market Division of the Separate Account until you instruct us otherwise.

Transfer Limitations Transfers from Guaranteed Accounts are subject to certain limits. No transfers from GIF 8 are permitted during the first four years following the beginning of a Guaranteed Period. After a transfer is made from a Guaranteed Account, no additional transfers may be made from that Guaranteed Account for a period of 365 days. Further, for GIF 1, no additional transfers may be made into that Guaranteed Account for 90 days. No additional transfers may be made into GIF 8 at any time without our consent. Additionally, the maximum amount of Accumulation Value that may be transferred from a Guaranteed Account in a single transfer may not be more than the greater of (i) 25% of the Accumulation Value of the Guaranteed Account on the preceding Contract anniversary date or (ii) the amount of the most recent transfer from that Guaranteed Account. (For Contracts issued prior to March 31, 2000, the percentage limit by the terms of the Contract is 20%, but our current practice, which we may change without notice to you, is to permit up to 25%.) In no event may the amount of a single transfer from a Guaranteed Account be less than $1,000, nor greater than $50,000. (The $50,000 limit does not apply in New York.) These limitations on individual transfers do not apply to transfers from GIF 8 at the end of a Guaranteed Period.

Withdrawal Charge Maturity benefits and withdrawals under a Back Load Contract are subject to the withdrawal charge described under “Deductions – Withdrawal Charge” in the Contract Prospectus beginning on page 34. Because the withdrawal charge will affect the amount available for withdrawal, you should carefully consider its effect before investing in, and making a withdrawal from, the Contract.

The withdrawal charge applicable to withdrawals from GIF 8 during the first four years of a Guaranteed Period differs from that which is applicable to other withdrawals in several respects. First, the charge applies to withdrawals from GIF 8 during the first four years of each and every Guaranteed Period. Second, during those four years it applies to the Accumulation Value, rather than to net purchase payments. During the first three years of a

Guaranteed Period, the withdrawal charge equals 6% of the amount of the Accumulation Value withdrawn. During the fourth year, the charge equals 5% of the amount of the Accumulation Value withdrawn. Net purchase payments that are subject to the withdrawal charge described in the Contract Prospectus are reduced by an amount equal to that portion of the Accumulation Value withdrawn from GIF 8 during the first four years, beginning with the highest withdrawal charge category and rate.

Market Value Adjustment (GIF 8 Only) Transfers and withdrawals (but not payments of Contract fees or payments due to the death of the Primary Annuitant) made from GIF 8 prior to the end of a Guaranteed Period will be charged or credited with a market value adjustment (“MVA”). No MVA will apply if you do not transfer or withdraw amounts from GIF 8 before the end of a Guaranteed Period.

The amount of the MVA will depend upon the difference, if any, between the seven-year Constant Maturity Treasury interest rate in effect on the second-to-last business day of the month preceding the start of the Guaranteed Period and the Constant Maturity Treasury interest rate in effect on the second-to-last business day of the month preceding the date of the transfer or withdrawal for the Constant Maturity Treasury interest rate period closest to the time remaining in the Guaranteed Period (but not less than one year). If the rate in effect at that time exceeds the seven-year rate preceding the start of the Guaranteed Period, the MVA will be negative and decrease the amount available for transfer or withdrawal from GIF 8. If the opposite is true, the MVA will be positive and increase such amount.

In no event will the MVA increase or decrease the amount transferred or withdrawn by more than a proportionate allocation of the excess, if any, of the interest credited to GIF 8 since the beginning of the Guaranteed Period in which such amount is transferred or withdrawn to the date of transfer or withdrawal, over the interest that would have been credited if the Declared Rate had equaled the Nonforfeiture Rate during that same time period. The Nonforfeiture Rate is a rate defined in the Contract and is based on the five-year Constant Maturity Treasury interest rate on the second-to-last business day of the month preceding the start of the Guaranteed Period during which the transfer or withdrawal is made.

In general, the longer the period remaining to the end of the Guaranteed Period at the time of a transfer or withdrawal, the larger the MVA. Because a negative MVA can reduce credited interest in excess of the minimum interest rate required to be credited under state law, you should carefully consider its effect before making a transfer or withdrawal from GIF 8 prior to the end of a Guaranteed Period.

Additional Information “Portfolio Rebalancing” may not be used with any Guaranteed Account, and “Automatic Dollar Cost Averaging” and “Interest Sweeps” may not be used with a multi-year Guaranteed Account. Withdrawals from GIF 8 during the first four years of a Guaranteed Period may be taken in the form of a variable payment plan, except for Payments for a Certain Period. (See Option 1 under “Variable Payment Plans – Description of Payment Plans” on page 28 of the Contract Prospectus.)

Amounts you invest in a Guaranteed Account become part of our General Account which represents all of our assets other than those held by us in the Separate Account. The General Account is used to support all of our annuity and insurance obligations and is available to our general creditors. As part of our General Account, however, the Guaranteed Accounts do not bear any mortality rate and expense charges applicable to the Separate Account under the Contract, nor expenses of the Portfolios in which the divisions of the Separate Account invest. Other charges under the Contract apply to the Guaranteed Accounts as explained in the Contract Prospectus (See “Deductions” beginning on page 33.) For purposes of allocating and deducting the annual Contract fee, we treat GIF 1 the same as divisions of the Separate Account. However, no portion of the annual Contract fee will be deducted from GIF 8 unless insufficient value exists in the divisions and GIF 1.

In reliance on certain exemptions and exclusionary provisions, we have not registered interests in the Guaranteed Accounts under the Securities Act of 1933, nor have we registered the Guaranteed Accounts or the General Account as investment companies under the Investment Company Act of 1940. Accordingly, interests in a Guaranteed Account are not subject to the same laws as interests in the divisions of the Separate Account, and the staff of the Securities Exchange Commission has not reviewed the disclosure in the Contract Prospectus or this Supplement regarding the Guaranteed Accounts.

Preservation+ Strategy Subject to the investment minimums and maximums discussed above, you may elect to allocate all or a portion of your initial purchase payment to the Preservation+ Strategy. The Preservation+ Strategy is designed to preserve the principal of the amount that you allocate to the strategy through the crediting of a fixed rate of interest to the portion of that allocation which you invest in GIF 8 for the Guaranteed Period, while permitting you to participate in the stock market by investing in a division of the Separate Account with potential returns and attendant risk that approximate those of the S&P 500® Index. We use a mathematical formula to determine the part of your total initial purchase payment allocated to this strategy that must be invested in GIF 8 to guarantee a return of principal and interest from GIF 8 at the end of the Guaranteed Period equal to your total initial purchase payment allocated to the strategy (less any applicable Contract fees allocated to GIF 8 during the period). This guarantee is subject to the condition that you make no withdrawals or transfers from GIF 8 during the eight-year Guaranteed Period. The remainder of your initial purchase payment that you allocate to the Preservation+ Strategy is invested in the division of the Separate Account that invests in the Index 500 Stock Portfolio.

Under the Preservation+ Strategy, we guarantee the return of the amount you allocate to GIF 8 plus a fixed rate of interest on that amount (less any applicable Contract fees allocated to GIF 8). You assume the risk associated with the amount you invest in the Separate Account.

OTHER INFORMATION

The disclosure under “Purchase Payments Under the Contracts” on page 26 of the Contract Prospectus is modified by:

Adding the following at the end of the second paragraph under “Amount and Frequency”:

In certain situations we may reduce or waive our minimums. For example, for Front Load Contracts, we may reduce the minimum initial purchase amount from $10,000 to no less than $5,000 provided you elect on your application to make additional subsequent purchase payments such that the total purchase payments you make on or before the first anniversary date of your contract equal $10,000. Also, when initial purchase payments representing proceeds from rollovers or annuity exchanges are determined to satisfy the Front Load Contract minimum based on values at the time you sign your application, but the amount subsequently received by us is less than the required minimum due to market value fluctuations and sales or administrative fees charged in connection with the rollover or exchange, we may reduce the required minimum by the sum of any such depreciation and fees, but not below a minimum of $8,000.

Replacing the third paragraph under “Application of Purchase Payments” with the following:

The number of Accumulation Units you receive for your initial net purchase payment is determined by dividing the amount of the purchase payment to be allocated to a division by the value of an Accumulation Unit in that division, based upon the valuation of the assets of that division we make not later than two business days after we receive at our Home Office both your initial purchase payment and your application in good order. Your application will be considered to be in “good order” if it is complete and accurate and all applicable requirements are satisfied. If your application is not in good order, we may take up to five business days to resolve the problem. If we are unable to resolve the problem within that time, we will notify you in writing of the reasons for the delay. If you revoke the consent given with your application to hold your initial purchase payment pending resolution of the problem, we will return your initial purchase payment. Otherwise, the number of Accumulation Units you receive for your initial net purchase payment will be determined based upon the valuation of the assets of that division we make not later than two business days following the date on which the problem is resolved and your application is put in good order. The number of Accumulation Units you receive for net purchase payments subsequent to your initial net purchase payment is determined by dividing the amount of the purchase payment to be allocated to a division by the valuation of an Accumulation Unit in that division, based upon the next valuation of the assets of that division we make after we receive your purchase payment at our Home Office in good order.

We deem receipt of a purchase payment to occur on a given business day if receipt occurs on or before the close of trading on the New York Stock Exchange (typically, 4:00 p.m. Eastern Time). If receipt occurs after the close of trading on the New York Stock Exchange, we deem receipt to occur on the following business day. A business day is any day on which the New York Stock Exchange is open for trading. We may reject any Application or purchase payment for any reason permitted by law. We may also be required to provide additional information about an applicant or an Owner, Annuitant, Beneficiary or their respective accounts to government regulators.

###

PART C

OTHER INFORMATION

Item 24.

(b)	Exhibits

Exhibit	Description
(b)(4)(a)	Form of Flexible Payment Variable Annuity Front Load Contract, RR.V.A. FR. (0805)	Filed herewith

(b)(4)(b)	Form of Flexible Payment Variable Annuity Back Load Contract, RR.V.A. BK. (0805)	Filed herewith

(b)(5)	Form of Application for Front Load and Back Load Contracts (0805), with Owner Identity Verification (0104) and Variable Annuity Suitability Supplement (0805)	Filed herewith

(b)(10)	Consent of PricewaterhouseCoopers LLP dated August 18, 2005	Filed herewith

SIGNATURES

As required by the Securities Act of 1933, the Registrant, NML Variable Annuity Account A, certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on the 19th day of August, 2005.

NML VARIABLE ANNUITY ACCOUNT A
(Registrant)

By THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY (Depositor)

Attest:	/s/ ROBERT J. BERDAN	By:	/s/ EDWARD J. ZORE
	Robert J. Berdan, Vice President, General Counsel and Secretary		Edward J. Zore, President and Chief Executive Officer

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the Depositor on the 19th day of August, 2005.

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
(Depositor)

Attest:	/s/ ROBERT J. BERDAN	By:	/s/ EDWARD J. ZORE
	Robert J. Berdan, Vice President, General Counsel and Secretary		Edward J. Zore, President and Chief Executive Officer

As required by the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities with the Depositor and on the dates indicated:

Signature	Title

/s/ EDWARD J. ZORE Edward J. Zore	Trustee, President and Chief Executive Officer; Principal Executive Officer

/s/ GARY A. POLINER Gary A. Poliner	Senior Vice President and Chief Financial Officer; Principal Financial Officer

/s/ JOHN C. KELLY John C. Kelly	Vice President and Controller; Principal Accounting Officer

Trustee
J. Thomas Lewis

/s/ STEPHEN F. KELLER*	Trustee
Stephen F. Keller

/s/ J. E. GALLEGOS*	Trustee
J. E. Gallegos

/s/ KATHRYN D. WRISTON*	Trustee
Kathryn D. Wriston

/s/ BARRY L. WILLIAMS*	Trustee
Barry L. Williams

/s/ DANIEL F. MCKEITHAN, JR.*	Trustee
Daniel F. McKeithan, Jr.

/s/ JAMES D. ERICSON*	Trustee
James D. Ericson

/s/ EDWARD E. BARR*	Trustee
Edward E. Barr

/s/ ROBERT C. BUCHANAN*	Trustee
Robert C. Buchanan

/s/ H. MASON SIZEMORE, JR.*	Trustee
H. Mason Sizemore, Jr.

/s/ JOHN J. STOLLENWERK*	Trustee
John J. Stollenwerk

/s/ GEORGE A. DICKERMAN*	Trustee
George A. Dickerman

/s/ JOHN E. STEURI*	Trustee
John E. Steuri

/s/ BARBARA A. KING*	Trustee
Barbara A. King

/s/ PETER M. SOMMERHAUSER*	Trustee
Peter M. Sommerhauser

/s/ JAMES P. HACKETT*	Trustee
James P. Hackett

/s/ JOHN M. BREMER*	Trustee
John M. Bremer

/s/ PETER W. BRUCE*	Trustee
Peter W. Bruce

/s/ DAVID A. ERNE*	Trustee
David A. Erne

/s/ MARGERY KRAUS*	Trustee
Margery Kraus

/s/ CONNIE K. DUCKWORTH*	Trustee
Connie K. Duckworth

/s/ ULICE PAYNE, JR.*	Trustee
Ulice Payne, Jr.

/s/ DAVID J. DRURY*	Trustee
David J. Drury

*By:	/s/ EDWARD J. ZORE
Edward J. Zore, Attorney in fact, pursuant to the Power of Attorney attached hereto

Each of the signatures is affixed as of August 19, 2005

THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

TRUSTEES’

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS that each of the undersigned Trustees of THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY, organized by a special act of the Wisconsin Legislature (the “Company”), by his or her execution hereof, or an identical counterpart hereof, does hereby constitute and appoint each or either of Edward J. Zore and John M. Bremer, as his or her attorney-in-fact and agent, and in his or her name, place and stead, to execute and sign (1) any registration statement, including any pre-effective or post-effective amendments thereto, together with all exhibits and schedules thereto and other documents and instruments associated therewith to be filed on either Form N-4 or Form N-6 (or on any other applicable form) with the Securities and Exchange Commission (the “SEC”) under the Securities Act of 1933 and/or the Investment Company Act of 1940 in connection with variable contracts issued through separate accounts that are established by the Company, and (2) one or more reports for the fiscal year ended December 31, 2005, including amendments thereto, together with all exhibits and schedules thereto and other documents and instruments associated therewith, to be filed on Form 10-K with the SEC under the Securities Exchange Act of 1934 in connection with any such registration statement or amendment thereto. Each of the undersigned does hereby further authorize each or either of said attorneys-in-fact and agents to make said filings with the SEC and with any federal or state securities or insurance regulatory authority as they determine to be required or necessary. Each of the undersigned hereby ratifies and confirms all acts of each and either said attorneys-in-fact and agents which they may lawfully do or cause to be done by virtue hereof. As used herein, “variable contracts” means any contracts providing for benefits or values which may vary according to the investment experience of the separate account associated therewith, including variable annuity contracts and variable life insurance policies.

IN WITNESS WHEREOF, each of the undersigned has hereunto set his hand this 27th day of July, 2005.

/s/ EDWARD E. BARR	Trustee
Edward E. Barr

/s/ JOHN M. BREMER	Trustee
John M. Bremer

/s/ PETER W. BRUCE	Trustee
Peter W. Bruce

/s/ ROBERT C. BUCHANAN	Trustee
Robert C. Buchanan

/s/ GEORGE A. DICKERMAN	Trustee
George A. Dickerman

/s/ DAVID J. DRURY	Trustee
David J. Drury

/s/ CONNIE K. DUCKWORTH	Trustee
Connie K. Duckworth

/s/ JAMES D. ERICSON	Trustee
James D. Ericson

/s/ DAVID A. ERNE	Trustee
David A. Erne

/s/ J. E. GALLEGOS	Trustee
J. E. Gallegos

/s/ JAMES P. HACKETT	Trustee
James P. Hackett

/s/ STEPHEN F. KELLER	Trustee
Stephen F. Keller

/s/ BARBARA A. KING	Trustee
Barbara A. King

/s/ MARGERY KRAUS	Trustee
Margery Kraus

Trustee
J. Thomas Lewis

/s/ DANIEL F. McKEITHAN, JR.	Trustee
Daniel F. McKeithan, Jr.

/s/ ULICE PAYNE, JR.	Trustee
Ulice Payne, Jr.

/s/ H. MASON SIZEMORE, JR.	Trustee
H. Mason Sizemore, Jr.

/s/ PETER M. SOMMERHAUSER	Trustee
Peter M. Sommerhauser

/s/ JOHN E. STEURI	Trustee
John E. Steuri

/s/ JOHN J. STOLLENWERK	Trustee
John J. Stollenwerk

/s/ BARRY L. WILLIAMS	Trustee
Barry L. Williams

/s/ KATHRYN D. WRISTON	Trustee
Kathryn D. Wriston

/s/ EDWARD J. ZORE	Trustee
Edward J. Zore

EXHIBIT INDEX

EXHIBITS FILED WITH FORM N-4

POST-EFFECTIVE AMENDMENT NO. 11 TO

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

FOR

NML VARIABLE ANNUITY ACCOUNT A

Exhibit	Description
(b)(4)(a)	Form of Flexible Payment Variable Annuity Front Load Contract, RR.V.A. FR. (0805)	Filed herewith

(b)(4)(b)	Form of Flexible Payment Variable Annuity Back Load Contract, RR.V.A. BK. (0805)	Filed herewith

(b)(5)	Form of Application for Front Load and Back Load Contracts (0805), with Owner Identity Verification (0104) and Variable Annuity Suitability Supplement (0805)	Filed herewith

(b)(10)	Consent of PricewaterhouseCoopers LLP dated August 18, 2005	Filed herewith

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